Virtus AllianzGI Global Allocation Fund and Virtus AllianzGI Global Dynamic Allocation Fund,

each a series of Virtus Strategy Trust

Supplement dated July 27, 2021 to the Summary Prospectuses and the Virtus Strategy Trust

Statutory Prospectus, each dated February 1, 2021, as supplemented

Important Notice to Investors

Effective August 2, 2021, Michael Heldmann, CFA, will no longer be a portfolio manager of Virtus AllianzGI Global Allocation Fund and Virtus AllianzGI Global Dynamic Allocation Fund (each a “Fund”, and together, the “Funds”), and Rohit Ramesh will be added as a portfolio manager of the Funds.

Virtus AllianzGI Global Allocation Fund

The disclosure under “Portfolio Management” in the Fund’s summary prospectus and in the summary section of the Fund’s statutory prospectus will be replaced in its entirety with the following:

>	Heather Bergman, Ph.D., lead portfolio manager and director, has managed the fund since 2017.

>	Claudio Marsala, portfolio manager and director and Head of Multi Asset US, has managed the fund since February 2021.

>	Paul Pietranico, CFA, portfolio manager and director, has managed the fund since 2009.

>	Carl W. Pappo, Jr., CFA, portfolio manager, managing director and CIO US Fixed Income, has managed the fund since 2019.

>	Rohit Ramesh, portfolio manager and director, has managed the fund since August 2021.

Virtus AllianzGI Global Dynamic Allocation Fund

The disclosure under “Portfolio Management” in the Fund’s summary prospectus and in the summary section of the Fund’s statutory prospectus will be replaced in its entirety with the following:

>	Paul Pietranico, CFA, lead portfolio manager and director, has managed the fund since 2016.

>	Mikhail Krayzler, Ph.D., portfolio manager, has managed the fund since 2020.

>	Claudio Marsala, portfolio manager and director and Head of Multi Asset US, has managed the fund since 2015.

>	Carl W. Pappo, Jr., CFA, portfolio manager, managing director and CIO US Fixed Income, has managed the US Fixed Income - Credit sleeve of the fund since 2019.

>	Rohit Ramesh, portfolio manager and director, has managed the fund since August 2021.

>	Thorsten Winkelmann, portfolio manager, managing director and CIO Global Growth, has managed the Global Growth sleeve of the fund since 2020.

Both Funds

In the Management of the Funds section under “Portfolio Management” on page 142 of the Funds’ statutory prospectus, the rows for the Funds in the table under the subheading “AllianzGI” will be replaced with the following:

Virtus AllianzGI Global Allocation Fund	Heather Bergman, Ph.D. (since 2017) Claudio Marsala (since February 2021) Carl W. Pappo, Jr., CFA (since 2019) Paul Pietranico, CFA (since 2009) Rohit Ramesh (since August 2021)
Virtus AllianzGI Global Dynamic Allocation Fund

Mikhail Krayzler, Ph.D. (since 2020)

Claudio Marsala (since 2015)

Carl W. Pappo, Jr., CFA (since 2019)

Paul Pietranico, CFA (since 2016)

Rohit Ramesh (since August 2021)

Thorsten Winkelmann (since 2020)

The portfolio manager biographies under the referenced table will be amended by removing the reference to Michael Heldmann, CFA, and adding the following for Rohit Ramesh:

Rohit Ramesh. Mr. Ramesh is a senior portfolio manager and a director with Allianz Global Investors, which he joined in 2007. He manages Best Styles mandates in the North American region and mandates focused on US and Global equities. Mr. Ramesh was previously a member of the firm’s Asia Pacific team, focusing on emerging-market companies, and also managed the Best Styles Emerging markets mandates. Before joining the firm, he worked at DaimlerChrysler Asia Pacific in Singapore as an emerging markets analyst. He has 14 years of investment industry experience. Mr. Ramesh has a bachelor’s degree in finance and accounting from the University of Bombay, India; a master’s degree in economics and management from the National University of Singapore; and an MBA in Finance from University of St. Gallen, Switzerland.

All other disclosure concerning the Funds, including fees, expenses, investment objective, strategies and risks will remain unchanged.

Investors should retain this supplement with the Prospectuses for future reference.

VST 8060 AllianzGI GA-GDA PM Changes (7/2021)

Virtus AllianzGI International Small-Cap Fund,

a series of Virtus Strategy Trust

Supplement dated July 27, 2021 to the Summary Prospectus and the Virtus Strategy Trust

Statutory Prospectus, each dated February 1, 2021, as supplemented

Important Notice to Investors

Effective October 1, 2021, Jasmine To will be added as a portfolio manager of Virtus AllianzGI International Small-Cap Fund (the “Fund”).

The following disclosure will be added under “Portfolio Management” in the summary prospectus for the Fund, and in the summary section of the Fund’s statutory prospectus:

>	Jasmine To, portfolio manager, has managed the fund since October 2021.

In the Management of the Funds section under “Portfolio Management” on page 142 of the Fund’s statutory prospectus, the row for the Fund in the table under the subheading “AllianzGI” will be replaced with the following:

Virtus AllianzGI International Small-Cap Fund

Heinrich Ey, CFA, DVFA/CEFA (since 2016)

Bjoern Mehrmann (since 2012)

Koji Nakatsuka, CFA, CMA (since 2012)

Andrew Neville (since 2012)

Miguel Pohl, CFA (since 2018)

Jasmine To, (since October 2021)

Stuart Winchester, CFA (since 2020)

The portfolio manager biographies under the referenced table will be amended by adding the following for Jasmine To:

Jasmine To. Ms. To is a portfolio manager with Allianz Global Investors, which she joined in 2017. She started at AllianzGI as a research analyst specializing in smaller companies across Asia ex Japan. Prior to joining the firm, she worked at Point72 Asset Management as a research analyst focused on consumer and automotive sectors in China. Ms. To also previously worked in the Corporate Finance team at Li & Fund, and as an investment banking analyst at Deutsche Bank, involved in equity and debt capital markets and M&A transactions. Ms. To has 10 years of investment industry experience. She holds a Bachelor of Science degree in Economics from London School of Economics.

All other disclosure concerning the Fund, including fees, expenses, investment objective, strategies and risks will remain unchanged.

Investors should retain this supplement with the Prospectuses for future reference.

VST 8060 AllianzGI Int’l Small-Cap PM Changes (7/2021)

Virtus AllianzGI Global Allocation Fund, Virtus AllianzGI Global Dynamic Allocation Fund,

each a series of Virtus Strategy Trust

Supplement dated July 27, 2021, to the Statement of Additional Information (“SAI”)

dated February 1, 2021, as supplemented

Important Notice to Investors

Effective August 2, 2021, Michael Heldmann, CFA, will no longer be a portfolio manager of Virtus AllianzGI Global Allocation Fund and Virtus AllianzGI Global Dynamic Allocation Fund (the “Funds”), and Rohit Ramesh will be added as a portfolio manager of the Funds.

The disclosure for the Funds in the table under “Portfolio Managers” on page 121 of the SAI will be amended by removing the references to Michael Heldmann, CFA, and adding Mr. Ramesh.

The disclosure in the table under “Other Accounts Managed (No Performance-Based Fees)” beginning on page 122 of the SAI will be amended by removing the references to Mr. Heldmann and by adding a row for Mr. Ramesh with the following information and an associated footnote:

	Registered Investment Companies		Other Pooled Investment Vehicles (PIVs)		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets ($ million)	Number of Accounts	Total Assets ($ million)	Number of Accounts	Total Assets ($ million)
Rohit Ramesh[2]	1	353	5	2,792	2	3,462

2 As of June 30, 2021.

The disclosure in the table under “Other Accounts Managed (With Performance-Based Fees)” beginning on page 123 of the SAI will be amended by removing the references to Mr. Heldmann and by adding a row for Mr. Ramesh with the following information and an associated footnote:

	Registered Investment Companies		Other Pooled Investment Vehicles (PIVs)		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets ($ million)	Number of Accounts	Total Assets ($ million)	Number of Accounts	Total Assets ($ million)
Rohit Ramesh[2]	0	0	0	0	0	0

2 As of June 30, 2021.

The disclosure in the table under “Portfolio Manager Fund Ownership” beginning on page 126 of the SAI will be amended by removing the reference to Mr. Heldmann and by adding a row for Mr. Ramesh with the following information and an associated footnote:

Portfolio Manager	Dollar Range of Equity Securities Beneficially Owned in Fund Managed	Dollar Range of Equity Securities Beneficially Owned in Similar Investment Strategies
Rohit Ramesh***	Global Allocation Fund – None Global Dynamic Allocation Fund – None	None

*** As of July 14, 2021. Mr. Ramesh will become a Portfolio Manager of the Fund effective August 2, 2021.

Investors should retain this supplement with the SAI for future reference.

VST 8060B AllianzGI GA-GDA PM Changes (7/2021)

Virtus AllianzGI International Small-Cap Fund,

a series of Virtus Strategy Trust

Supplement dated July 27, 2021 to the

Statement of Additional Information (“SAI”) dated February 1, 2021, as supplemented

Important Notice to Investors

Effective October 1, 2021, Jasmine To will be added as a portfolio manager of Virtus AllianzGI International Small-Cap Fund (the “Fund”).

The disclosure in the table under “Portfolio Managers” on page 121 of the SAI will be amended by adding Ms. To in the row for the Fund.

The disclosure in the “Other Accounts Managed (No Performance-Based Fees)” table beginning on page 122 of the SAI will be amended by adding a row to reflect the following information for Ms. To and an associated footnote:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets ($ million)	Number of Accounts	Total Assets ($ million)	Number of Accounts	Total Assets ($ million)
Jasmine To2	0	0	3	93	3	157

2 As of June 30, 2021

The disclosure in the “Other Accounts Managed (With Performance-Based Fees)” table beginning on page 123 of the SAI will be amended by adding a row to reflect the following information for Ms. To and an associated footnote:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets ($ million)	Number of Accounts	Total Assets ($ million)	Number of Accounts	Total Assets ($ million)
Jasmine To2	0	0	0	0	0	0

2 As of June 30, 2021

The disclosure in the table under “Portfolio Manager Fund Ownership” beginning on page 126 of the SAI will be amended by adding a row to reflect the following information for Ms. To and an associated footnote:

Portfolio Manager	Dollar Range of Equity Securities Beneficially Owned in Fund Managed	Dollar Range of Equity Securities Beneficially Owned in Similar Strategies
Jasmine To**	International Small-Cap Fund – None	None

** As of July 14, 2021. Ms. To will become a Portfolio Manager of the Fund effective October 1, 2021.

Investors should retain this supplement with the SAI for future reference.

VST 8060B AllianzGI Int’l Small-Cap PM Change (7/2021)